Leases - Additional Information (Detail) $ in Thousands		3 Months Ended	9 Months Ended
	Jan. 31, 2019 USD ($)	Sep. 30, 2019 USD ($) ft²	Sep. 30, 2019 USD ($) ft²	Jan. 22, 2019 USD ($) ft²
Leases [Abstract]
Area of office space | ft²		5,600	5,600	5,600
Term of lease		4 years	4 years	4 years
Operating lease, option to extend, description			The lease term is approximately four years with an option to extend the term for one five-year term, which is not reasonably assured of exercise and therefore, not included in the lease term.
Existence of option to extend			true
Term of extension of lease	5 years
Tenant improvement allowance	$ 400
Operating lease right-of-use assets		$ 941	$ 941
Lease liability		$ 1,456	$ 1,456	$ 1,600
Estimated incremental borrowing rate		8.00%	8.00%
Operating lease remaining term		3 years 8 months 12 days	3 years 8 months 12 days
Rent expense		$ 100	$ 200
Short-term lease commitment		$ 400	$ 400